Deferred revenue (Details) $ in Thousands	3 Months Ended
Nov. 30, 2025 USD ($)
Deferred Revenue
Deferred revenue	$ 3,408
Drawdown	16,471
Accretion of deferred revenue	59
Revenue recognized	(15,807)
Deferred revenue	$ 4,131